10-K Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net loss from continuing operations	$ 70,076		$ (50,053)		$ (201,903)		$ (211,609)	[1]	$ (242,645)	[1],[2]
Less: excess redemption value above carrying value	(381)		(13,327)		(42,294)		(22,746)		0
Net income (loss) from continuing operations, net of excess redemption value	69,695		(63,380)		(244,197)		(234,355)		(242,645)
Net loss from discontinued operations	(293)		(10,193)		(26,250)		(10,398)	[1]	(47,692)	[1]
Net income (loss), net of excess redemption value	69,402		(73,573)		(270,447)		(244,753)		(290,337)
Less: Net (loss) income attributable to non-controlling interest	(16)		817		2,917		(6,584)	[1]	(9,140)	[1]
Net income (loss) attributable to Curaleaf Holdings, Inc., net of excess redemption value	$ 69,418		$ (74,390)		$ (273,364)		$ (238,169)		$ (281,197)
Per share – basic and diluted
Net loss per share from continuing operations - basic (in dollars per share)	$ 0.27	[3]	$ (0.26)	[3]	$ (0.97)	[4],[5]	$ (0.92)	[1],[4],[5]	$ (0.97)	[1],[4],[5]
Net loss per share from discontinued operations - basic (in dollars per share)	0		(0.04)		(0.10)	[5]	(0.04)	[1],[5]	(0.20)	[1],[5]
Net loss per share attributable to Curaleaf Holdings, Inc. - basic (in dollars per share)	0.27	[3]	(0.30)	[3]	(1.07)	[4],[5]	(0.96)	[1],[4],[5]	(1.17)	[1],[4],[5]
Net loss per share from continuing operations - diluted (in dollars per share)	0.26	[3],[6]	(0.26)	[3],[6]	(0.97)	[4],[5]	(0.92)	[1],[4],[5]	(0.97)	[1],[4],[5]
Net loss per share from discontinued operations - diluted (in dollars per share)	0	[6]	(0.04)	[6]	(0.10)	[5]	(0.04)	[1],[5]	(0.20)	[1],[5]
Net loss per share attributable to Curaleaf Holdings, Inc. - diluted (in dollars per share)	$ 0.26	[3],[6]	$ (0.30)	[3],[6]	$ (1.07)	[4],[5]	$ (0.96)	[1],[4],[5]	$ (1.17)	[1],[4],[5]
Denominator:
Basic weighted-average common shares outstanding (in shares)	258,476,410	[7]	248,299,646	[7]	254,030,317	[5],[8]	246,941,700	[1],[5],[8]	241,374,965	[1],[5],[8]
Dilutive weighted-average common shares outstanding (in shares)	263,888,023	[6],[7]	248,299,646	[6],[7]	254,030,317		246,941,700		241,374,965
Stock options
Denominator:
Dilutive weighted-average common shares outstanding (in shares)	985,199

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[3]
(1) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Condensed Consolidated Balance Sheets (Unaudited). This adjustment does not affect the Company's reported net loss; however, under ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation and Note 24 — Earnings per share for additional information.

[4]
(2) Certain non-controlling interests are redeemable at the option of the holders. When the estimated redemption value exceeds the recorded amount, the excess is charged directly to Shareholders' equity on the Consolidated Balance Sheets. This adjustment does not affect the Company's reported net loss; however, under ASC 480-10, Distinguishing Liabilities from Equity, the excess redemption value must be included in the calculation of earnings per share - basic and diluted. See Note 2 — Basis of presentation and consolidation and Note 24 — Earnings per share for further details.

[5]
(3) As a result of the Company’s net losses from its continuing and discontinued operations for the years ended December 31, 2025, 2024 and 2023, all potentially dilutive securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive. Accordingly, basic and diluted net loss per share are the same for each period presented.

[6]
(2) As a result of the Company’s net losses from its continuing and discontinued operations for the three months ended March 31, 2025, all potentially dilutive securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive. Accordingly, basic and diluted net loss per share are the same for each period presented.

[7]
(3) All basic and diluted income (loss) per share calculations presented for the periods shown have been retrospectively adjusted to reflect the 1-for-3 reverse stock split effected on June 5, 2026. See Note 2 — Basis of presentation and consolidation for further details.

[8]
(4) All basic and diluted loss per share calculations presented for the periods shown have been retrospectively adjusted to reflect the 1-for-3 reverse stock split effected on June 5, 2026. See Note 2 — Basis of presentation and consolidation for further details.